Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Nov. 29, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000141380
Account Value [Line Items]
Account Value	$ 15,851	$ 15,672	$ 15,419	$ 15,122	$ 14,556	$ 14,366	$ 13,855	$ 13,553	$ 13,000	$ 13,004	$ 12,638	$ 12,594	$ 12,950	$ 13,520	$ 13,599	$ 13,683	$ 13,407	$ 13,146	$ 12,813	$ 12,441	$ 11,833	$ 12,093	$ 12,167	$ 12,060	$ 11,693	$ 11,471	$ 11,089	$ 11,209	$ 11,042	$ 11,023	$ 10,960	$ 10,887	$ 10,738	$ 10,595	$ 10,159		$ 9,918	$ 9,383	$ 8,719	$ 9,021	$ 9,347	$ 10,000
C000141381
Account Value [Line Items]
Account Value	15,614	15,442	15,197	14,908	14,352	14,168	13,667	13,389	12,861	12,852	12,510	12,457	12,831	13,401	13,483	13,571	13,300	13,044	12,716	12,364	11,748	12,010	12,073	11,983	11,621	11,404	11,026	11,162	10,986	10,970	10,922	10,852	10,706	10,555	10,121		9,895	9,363	8,702	9,005	9,333	10,000
C000177210
Account Value [Line Items]
Account Value	795,665	785,235	773,061	757,700	728,873	718,876	692,888	677,350	649,295	648,260	629,639	627,891	645,270	673,334	676,846	680,643	666,460	653,049	636,103	617,228	586,658	599,210	602,520	596,807	578,293	566,945	547,740	553,993	545,364	543,431	540,608	536,712	529,102	521,834	500,073	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205		10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205		10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	566,641	568,279	562,314	563,042	537,310	537,084	526,141	524,752	530,385	519,790	520,006	531,089	541,999	575,765	596,608	600,209	590,555	591,403	603,570	600,715	592,956	583,332	562,592	564,193	541,930	522,312	507,795	512,100	509,331	506,265	514,702	517,530	511,246	503,720	498,674	500,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	16,324	16,224	15,966	15,618	14,933	14,737	14,166	13,879	13,425	13,275	13,033	12,948	13,419	14,040	14,315	14,485	14,166	13,952	13,599	13,151	12,329	12,764	12,689	12,567	12,169	12,030	11,569	11,794	11,535	11,533	11,528	11,406	11,270	11,070	10,561		10,500	9,923	9,087	9,420	9,623	10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	16,324	16,224	15,966	15,618	14,933	14,737	14,166	13,879	13,425	13,275	13,033	12,948	13,419	14,040	14,315	14,485	14,166	13,952	13,599	13,151	12,329	12,764	12,689	12,567	12,169	12,030	11,569	11,794	11,535	11,533	11,528	11,406	11,270	11,070	10,561		$ 10,500	$ 9,923	$ 9,087	$ 9,420	$ 9,623	$ 10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	$ 774,030	$ 769,261	$ 757,059	$ 740,535	$ 708,067	$ 698,752	$ 671,702	$ 658,089	$ 636,581	$ 629,430	$ 617,992	$ 613,957	$ 636,278	$ 665,742	$ 678,773	$ 686,798	$ 671,715	$ 661,535	$ 644,791	$ 623,591	$ 584,585	$ 605,197	$ 601,661	$ 595,881	$ 577,028	$ 570,417	$ 548,575	$ 559,216	$ 546,934	$ 546,850	$ 546,597	$ 540,821	$ 534,377	$ 524,914	$ 500,747	$ 500,000